MUTUAL
SHARES
FUND




                                     [LOGO]


                                     ANNUAL
                                     REPORT

                                December 31, 1995






                                 A Portfolio of


                             Mutual Series Fund Inc.

                                     [LOGO]

This report and the financial statements contained herein are submitted for the general information of the shareholders of Mutual Shares Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

The shares of Mutual Shares Fund are offered at the net asset value per share. There are no underwriting discounts or commissions and the Fund receives the full amount of the proceeds paid by the subscribers.

                               Mutual Shares Fund
                               Yearly Performance
                                   (unaudited)

                Total                        Total                        Total
              Return*                      Return*                      Return*
              -------                      -------                      -------
1950 .......   28.25%        1966 .......    2.03%       1981 ........    8.93%
1951 .......   27.91%        1967 .......   32.22%       1982 ........   12.87%
1952 .......   16.45%        1968 .......   39.97%       1983 ........   36.64%
1953 .......   -3.89%        1969 .......  -19.21%       1984 ........   14.47%
1954 .......   28.10%        1970 .......   -8.98%       1985 ........   26.73%
1955 .......   11.49%        1971 .......   22.28%       1986 ........   16.99%
1956 .......   11.23%        1972 .......     .53%       1987 ........    6.34%
1957 .......  -15.46%        1973 .......   -8.11%       1988 ........   30.69%
1958 .......   34.50%        1974 .......    8.16%       1989 ........   14.93%
1959 .......    6.60%        1975 .......   34.12%       1990 ........   -9.82%
1960 .......    6.22%        1976 .......   55.21%       1991 ........   20.99%
1961 .......   22.56%        1977 .......   15.61%       1992 ........   21.33%
1962 .......   -1.42%        1978 .......   18.11%       1993 ........   21.00%
1963 .......   20.61%        1979 .......   42.69%       1994 ........    4.53%
1964 .......   10.45%        1980 .......   19.38%       1995 ........   29.11%
1965 .......   20.93%



             Comparison of Changes in Value of $10,000 Investment in
                               Mutual Shares Fund
           The S&P 500 and The Lipper Growth and Income Funds Average


   [The following table was represented by a graph in the printed material.]



                          AVERAGE ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------
     1 Year        5 Year         10 Year
     29.11%        19.11%         14.98%


            Mutual Shares     S&P 500      Lipper Growth
            -------------     -------      -------------

85             10,000         10,000         10,000
86             11,699         11,867         11,636
87             12,441         12,490         11,858
88             16,259         14,565         13,752
89             18,686         19,180         17,013
90             16,851         18,584         16,279
91             29,388         24,246         21,026
92             24,737         26,094         22,896
93             20,932         28,724         25,561
94             31,288         29,103         25,320
95             40,396         40,040         33,288


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio manager Michael F. Price has been responsible for the day-to-day management of the Fund for more than five years.

*Total Return and Average Annual Total Return includes changes in share price and reinvestment of dividends and capital gain distributions.

The Fund's total return is a historical measure of past performance and is not intended to indicate future performance. Investment return and principal value will fluctuate; therefore the Fund's shares may become worth more or less than their original cost.
--------------------------------------------------------------------------------

                             MUTUAL SERIES FUND INC.
                           51 John F. Kennedy Parkway
                          Short Hills, New Jersey 07078


                                                               February 20, 1996


TO THE SHAREHOLDERS OF
MUTUAL SHARES FUND:

      Mutual Shares' performance in 1995 was in absolute terms one of its best years in the last twenty. The Fund appreciated 29.1% over the year with cash balances averaging about 17% of assets. Given the extraordinary gains in broader market indices such as the S&P 500, our relative performance certainly lagged, but that is not unexpected in this kind of a market. Our mix of "cheap stocks" trading at substantial discounts to their net asset value, securities of companies involved in corporate mergers, acquisitions and spinoffs, as well as distressed/bankruptcy investments is less linked to the market movements generally than to the specifics of each particular investment. As we do not profess to predict market movements, we will not sacrifice capital preservation in the hope for highly speculative capital appreciation. The portfolio is designed for bad markets as well as good, and we will clearly sacrifice some upside potential in exchange for downside protection.

      One of the highlights for us in 1995 was the investment in Chase Manhattan Bank. Early in the year our senior banking analyst Ray Garea identified Chase as a substantially undervalued stock at $35 per share with component parts and "hidden assets" worth twice the stock price. At the same time several other financial institutions were demonstrating the viability of monetizing these kinds of assets through either sales or spinoffs in a tax efficient manner. With firm conviction in the values and of a way for Chase to achieve them, the Fund accumulated its largest dollar position ever in a single stock and expressed its views to management over the course of several months. Although Chase ultimately chose a somewhat different course than we originally expected in its effort to enhance shareholder values, i.e. through a merger with Chemical Bank, we have been fully supportive of this approach and very much like the prospects for the combined Chase-Chemical entity.

      Although the Fund has received considerable media attention from the Chase investment, it is important to distinguish between the elements of this investment that are typical for Mutual and those that are quite atypical. As a cheap stock trading at a large discount to its intrinsic value, Chase was a "bread and butter" investment for the Fund. What was unusual was the public persona of this investment and the incorrect perception that the Fund may have had some interest in taking control of Chase. The vast majority of our work is completely out of the public eye, and we know that we are investors, not managers or control players. We have positive, productive relationships with virtually all managements of companies in which we invest, and we believe that these managements respect and appreciate our involvement.

      A more typical example of Mutual's approach involves US West, a regional Bell operating company with extensive cable and cellular interests. In 1994, senior analyst Larry Sondike, who follows telecommunications companies for us, concluded that the stock market was largely ignoring the high growth, low current earning cable and cellular businesses. Over a two year period Mutual accumulated a very significant position in the stock, in the expectation that over time the market would give due credit to all the parts of US West. We also expressed our views to management concerning our perception of the values and various ways to highlight them. In November of 1995, the company announced that it would distribute to shareholders a separate share of the cable and cellular interests in an entity now called US West, Inc.-Media Group. The sum of the two pieces of US West provided close to a 60% return to the company's shareholders last year. We continue to like US West Media Group and believe the stock has significant upside from its current trading price of $21 per share.

      The growth in our trading and research personnel has provided a full pipeline of ideas that permits us to manage an increasing pool of assets with the same discipline and investment philosophy that we have always utilized. One of our senior analysts, Robert Friedman, recently moved to London, reflecting our increased focus on Europe. Rob's work is complemented by several analysts and traders based here who also spend most of their time on overseas investments. Bull markets do not make it easier for us to find good ideas, but our research and trading capabilities have never been better.

      Additionally, we have significantly increased our shareholder service personnel as well as the physical space and computer capabilities of our office facility. We believe that these changes will enable us to serve you better.


                                            Sincerely,



                                                 MICHAEL F. PRICE, President

                               MUTUAL SHARES FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1995

                                                       Number         Value
                                                     of Shares       (Note A)
                                                     ---------       --------
COMMON STOCK & OTHER EQUITY INTERESTS (71.17%)

   Aerospace (3.69%)
   (A)*  Hexcel Corp. ...........................    1,721,098   $   17,426,117
      *  Litton Industries, Inc. ................    1,388,600       61,792,700
         Lockheed Martin Corp. ..................      454,900       35,937,100
         Loral Corp. ............................      541,600       19,159,100
         McDonnell Douglas Corp. ................      638,300       58,723,600
                                                                 --------------
                                                                    193,038,617
                                                                 --------------

   Banking (8.61%)
         Banco Central Hispano-
          Americano, SA .........................      734,901       14,854,414
         Bay View Capital Corp. .................      309,100        8,809,350
         Chase Manhattan Corp. ..................    5,249,400      318,244,875
      *  Dime Bancorp Inc. ......................      272,800        3,171,300
         Downey Financial Corp. .................      517,020       11,309,812
         First Interstate Bancorp ...............      113,600       15,506,400
      *  Glendale Federal Bank, FSB .............      164,000        2,870,000
         Grove Bank for Savings .................       51,600        1,277,100
         North Side Savings Bank ................      102,822        3,136,071
         Wells Fargo & Company ..................       26,500        5,724,000
                                                                 --------------
                                                                    450,480,072
                                                                 --------------
   Communications (2.99%)
      *  Associated Group Inc., Class A .........      131,325        2,478,759
      *  Associated Group Inc., Class B .........      131,325        2,495,175
         Sprint Corp. ...........................    2,594,100      103,439,738
         Telephone & Data Systems, Inc. .........    1,209,000       47,755,500
                                                                 --------------
                                                                    156,169,172
                                                                 --------------
   Computer & Electronic Equipment (0.19%)
         Advanced Micro Devices, Inc. ...........      504,800        8,329,200
      *  NexGen, Inc. ...........................      134,600        1,716,150
                                                                 --------------
                                                                     10,045,350
                                                                 --------------
   Conglomerates (7.90%)
         Alexander & Baldwin, Inc. ..............      273,000        6,279,000
      *  Berkshire Hathaway Inc. ................        1,025       32,902,500
         Harcourt General Inc. ..................      159,100        6,662,313
         Incentive AB, A Shares .................      671,600       29,266,255
         Incentive AB, B Shares .................      642,100       27,980,736
         Investor AB, A Shares ..................    1,770,400       58,260,470
         Investor AB, B Shares ..................    4,153,500      136,683,722
         Philips Electronics NV .................    1,525,000       55,006,219
         Philips Electronics NV, ADR ............    1,672,400       59,997,350
                                                                 --------------
                                                                    413,038,565
                                                                 --------------
   Construction (0.57%)
         Lone Star Industries, Inc. .............       35,195          879,875
      *  Manville Corp. .........................    1,397,576       18,343,185
      *  Manville Corp., Warrants ...............      173,359          671,766
         Noland Co. .............................      134,475        2,420,550
      *  USG Corporation ........................      246,800        7,404,000
                                                                 --------------
                                                                     29,719,376
                                                                 --------------
   Consumer Products & Services (8.11%)
      *  Bulova Corp. ...........................       37,900          213,187
         CarnaudMetalbox ........................      442,430       20,198,577
         Corning Inc. ...........................    1,214,400       38,860,800
         Dial Corp. .............................    1,306,900       38,716,913
         Fab Industries, Inc. ...................      218,500        6,964,688
      *  KinderCare Learning Centers, Inc. ......      181,926        2,296,816
         Premark International, Inc. ............      497,700       25,196,063
      *  Ranger Industries, Inc. ................       76,839            8,936
         RJR Nabisco Holdings Corp. .............    4,483,352      138,423,493
 (A)(R)  Sunbeam Corp. ..........................   11,260,174      145,960,005
      *  U.S. Industries, Inc. ..................      389,000        7,147,875
                                                                 --------------
                                                                    423,987,353
                                                                 --------------
   Entertainment & Media (4.48%)
         BHC Communications Inc. ................       72,317        6,833,956
      *  Cablevision Systems Corp. ..............      329,600       17,880,800
         Capital Cities Co./ABC, Inc. ...........       13,800        1,702,575
      *  Chris Craft Industries, Inc. ...........      183,108        7,919,421
         Comcast Corp., Class A .................       83,000        1,462,875
         Comcast Corp., Class A,
          Special Non-Voting ....................      494,000        8,984,625
      *  ITT Corp. ..............................      115,500        6,121,500
      *  Tele-Communications, Inc.,
          Class A - TCI Group ...................    1,389,000       27,606,375
         Todd A.O. Corp., Class A ...............      332,723        2,578,603
      *  US West, Inc. - Media Group ............    8,077,500      153,472,500
                                                                 --------------
                                                                    234,563,230
                                                                 --------------
   Financial Services (4.86%)
         Bear Stearns Companies, Inc. ...........      625,630       12,434,396
         Capital One Financial Corp. ............    1,129,000       26,954,875

                                                       Number         Value
                                                     of Shares       (Note A)
                                                     ---------       --------
         Dean Witter, Discover & Co. ............    1,208,500   $   56,799,500
         Finova Group Inc. ......................    1,345,100       64,901,075
         First USA Inc. .........................      235,200       10,437,000
    (A)  Fund American Enterprise
          Holdings, Inc. ........................      657,782       49,004,759
         Lehman Brothers Holdings Inc. ..........    1,580,300       33,581,375
                                                                 --------------
                                                                    254,112,980
                                                                 --------------
   Food & Beverages (3.26%)
         Brown-Forman Corp., Class B ............      298,800       10,906,200
         Dole Food Co., Inc. ....................      338,800       11,858,000
      *  FoodBrands America Inc. ................      268,795        3,225,540
    (A)  Genesee Corp., Class A .................       15,911          700,084
    (A)  Genesee Corp., Class B .................      103,550        4,556,200
         Heineken Holding NV ....................       74,412       12,170,619
         Hormel Foods Corp. .....................      438,100       10,788,213
         Nestle SA, Registered ..................        9,915       10,963,206
    (A)  Seaboard Corp. .........................       76,450       20,555,494
         Seagram Company Ltd. ...................      659,500       22,835,188
    (A)  Van Melle NV ...........................      905,612       61,951,069
                                                                 --------------
                                                                    170,509,813
                                                                 --------------
   Healthcare (6.81%)
      *  Beverly Enterprises, Inc. ..............      795,000        8,446,875
         Cordis Corp. ...........................      134,500       13,517,250
   (A)*  FHP International Corp. ................    2,121,100       60,451,350
      *  Health Systems International, Inc. .....      916,000       29,426,500
      *  Humana, Inc. ...........................    1,986,000       54,366,750
   (R)*  Kendall International, Inc.,
          Residual Ownership Certificates .......          379            5,859
      *  Laboratory Corp. of America ............    2,063,272       19,343,175
      *  Laboratory Corp. of America,
          Warrants ..............................      360,015          247,510
      *  Mid Atlantic Medical Services, Inc. ....    1,346,500       32,652,625
      *  Perrigo Co. ............................    1,147,000       13,620,625
         Pharmacia & Upjohn, Inc. ...............      240,100        9,303,875
      *  Tenet HealthCare Corp. .................    5,310,200      110,186,650
      *  Wellpoint Health Networks Inc. .........      146,700        4,712,738
                                                                 --------------
                                                                    356,281,782
                                                                 --------------
   Industrial (2.55%)
         Bayer AG ...............................       37,500        9,934,371
         CBI Industries, Inc. ...................      524,500       17,242,938
      *  Crown Cork & Seal Inc. .................      243,500       10,166,125
         Greif Brothers Corp. ...................      182,800        4,912,750
         ITT Industries Inc. ....................      376,900        9,045,600
(A)(R)*  Lancer Industries, Inc., Class B .......            3           43,591
      *  PXL Holdings Corp. .....................           21           16,800
         Volvo AB, B Shares .....................    4,025,300       82,261,311
                                                                 --------------
                                                                    133,623,486
                                                                 --------------
   Insurance (6.08%)
      *  Alleghany Corp. ........................      179,328       35,506,944
         Allmerica Property & Casualty
          Companies, Inc. .......................      963,000       26,001,000
         Allstate Corp. .........................      447,000       18,382,875
         Argonaut Group, Inc. ...................      205,800        6,688,500
         Chubb Corp. ............................       70,100        6,782,175
         Enhance Financial Services Group,
          Inc ...................................      588,700       15,674,137
         Financial Security Assurance
          Holdings Ltd. .........................      471,600       11,731,050
         Home Beneficial Corp., Class B .........      465,200       11,164,800
      *  ITT Hartford Group Inc. ................      465,900       22,537,913
         Internationale Nederlanden
          Groep NV ..............................      189,730       12,648,667
         Kansas City Life Insurance Co. .........       78,300        4,110,750
         MBIA Inc. ..............................       96,600        7,245,000
         Old Republic International Corp. .......    1,067,520       37,896,960
      *  Provident Companies, Inc. ..............      351,700       11,913,837
         Providian Corp. ........................      614,984       25,060,598
         Selective Insurance Group, Inc. ........      289,654       10,282,717
         Torchmark Corp. ........................      819,700       37,091,425
      *  20th Century Industries ................      239,000        4,750,125
         Unitrin, Inc. ..........................      260,900       12,523,200
                                                                 --------------
                                                                    317,992,673
                                                                 --------------
   Metals (0.44%)
         ASARCO Inc. ............................       63,000        2,016,000
      *  Bayou Steel Corp. ......................      398,800        1,545,350
         Commercial Metals Co. ..................      374,812        9,276,597
         Cyprus Amax Minerals Co. ...............      193,100        5,044,737
   (A)*  Kreisler Manufacturing Corp. ...........       54,470          258,733
         Pitt-Des Moines Inc. ...................       75,500        2,925,625
         UNR Industries, Inc. ...................      197,792        1,705,956
                                                                 --------------
                                                                     22,772,998
                                                                 --------------
   Natural Resources (1.64%)
         Amerada Hess Corp. .....................      337,800       17,903,400
      *  Crown Central Petroleum Corp.,
          Class A ...............................       90,100        1,328,975
      *  Crown Central Petroleum Corp.,
          Class B ...............................          700           10,238
         Helikopter Service A/S .................      482,800        5,897,642

                                                       Number         Value
                                                     of Shares       (Note A)
                                                     ---------       --------
         Imperial Oil Ltd. ......................      810,400   $   29,275,700
         Royal Dutch Petroleum Co. ..............      221,000       31,188,625
                                                                 --------------
                                                                     85,604,580
                                                                 --------------
   Printing & Publishing (1.92%)
         Belo (A.H.) Corp. ......................      825,600       28,689,600
         Daily Mail & General Trust PLC,
          Class A ...............................    1,284,500       23,007,647
         Daily Mail & General Trust PLC,
          Ordinary ..............................       65,000        1,315,467
         Dow Jones & Co., Inc. ..................      555,800       22,162,525
         Gannett Inc. ...........................      182,200       11,182,525
         Houghton Mifflin Co. ...................      328,100       14,108,300
                                                                 --------------
                                                                    100,466,064
                                                                 --------------
   Real Estate (2.64%)
      *  Al-Zar Ltd. ............................          284           99,400
   (A)*  Alexander's Inc. .......................      386,000       26,827,000
      *  Cadillac Fairview Corp. ................    2,460,681       26,602,449
      *  Cadillac Fairview Corp., Warrants ......      291,749          801,890
      *  Castle & Cooke, Inc. ...................      112,933        1,891,628
         Forest City Enterprises, Inc.,
          Class A ...............................      169,800        5,497,275
      *  Gentra Inc. ............................      454,481          443,038
(A)(R)*  MSCW Investors I, L.L.C ................   40,500,000       62,807,441
         St. Joe Paper Co. ......................      237,275       13,050,125
                                                                 --------------
                                                                    138,020,246
                                                                 --------------
   Retail (2.80%)
         American Stores Co. ....................    1,092,000       29,211,000
         Delchamps, Inc. ........................      131,100        2,671,163
         Melville Corp. .........................      680,000       20,910,000
         Morrison Restaurants Inc. ..............    1,186,700       16,613,800
      *  Revco D.S., Inc. .......................      157,600        4,452,200
         Sears, Roebuck & Co. ...................    1,182,800       46,129,200
      *  Service Merchandise Co., Inc. ..........    3,700,800       18,504,000
      *  The Vons Companies, Inc. ...............      274,800        7,763,100
                                                                 --------------
                                                                    146,254,463
                                                                 --------------
   Transportation (1.63%)
      *  Canadian National Railway Co. ..........      210,000        3,150,000
         Florida East Coast Industries, Inc. ....      350,300       23,907,975
      *  Southern Pacific Rail Corp. ............    1,322,565       31,741,560
         XTRA Corp. .............................      623,000       26,477,500
                                                                 --------------
                                                                     85,277,035
                                                                 --------------
         TOTAL COMMON STOCK &
          OTHER EQUITY INTERESTS ................                 3,721,957,855

                                                       Number
                                                     of Shares
                                                   or Principal
                                                      Amount
                                                   ------------
   PREFERRED STOCK (1.95%)
      *  Columbia Gas System, Inc.,
          Dividend Enhanced Conv. Stock .........      334,050       13,445,513
      *  Columbia Gas System, Inc., Pfd. ........      545,439       13,431,435
      *  Gentra Inc., Priority Pfd. A ...........       15,744          250,985
      *  Gentra Inc., Pfd. G ....................      157,500        1,630,584
      *  Gentra Inc., Pfd. J ....................       54,000          573,900
   (R)*  Interlake Corp., 9.00%,
          Series A3 Conv. Pfd. ..................        2,450        1,352,890
(A)(R)   Lancer Industries, Inc.,
          Series C Pfd. .........................      174,359       15,692,310
      *  Manville Corp., Cum. Pfd. B ............      644,054       16,181,857
         RJR Nabisco Holdings Corp.,
          Class C Pfd. ..........................    4,138,100       26,380,388
         Wang Laboratories, Inc.,
          11.00%, Pfd. ..........................      546,071       12,969,174
      *  Wundies Industries Inc.,
          11.25%, Cum. Pfd. .....................       30,892           55,992
                                                                 --------------
                                                                    101,965,028
                                                                 --------------
   CORPORATE BONDS AND NOTES (0.08%)
         Cadillac Fairview Corp.,
          12.00% 7/31/05 CAD ....................      303,622          208,075
      *  Gentra Inc., 7.50%, 12/31/01 CAD .......    2,820,000        2,252,941
         Manville Corp., 9.00%, 12/31/03 ........   $1,960,522        1,960,522
                                                                 --------------
                                                                      4,421,538
                                                                 --------------
   BONDS AND NOTES IN REORGANIZATION (1.91%)
      *  Adams County CO, Industrial Dev.
          Auth., 9.00%, 11/01/96 ................   16,729,000        1,714,723
      *  Ames Department Stores, Inc.,
          Trade Claims ..........................   10,578,487          105,785
         El Paso Electric Company,
          Bank Claim ............................    6,175,000        6,545,500
         El Paso Electric Company,
          4.625%, 2/01/92 .......................    1,750,000        1,806,875
         El Paso Electric Company,
          6.75%, 5/01/98 ........................    1,250,000        1,300,000
         El Paso Electric Company,
          8.50%, 4/01/07 ........................    1,095,000        1,171,650
         El Paso Electric Company,
          9.00%, 11/01/04 .......................    1,450,000        1,544,250
         El Paso Electric Company,
          11.10%, 12/15/01 ......................   24,000,000       25,680,000
         El Paso Electric Company,
          11.58%, 12/01/97 ......................    3,100,000        3,348,000

                                                       Number
                                                     of Shares
                                                   or Principal        Value
                                                      Amount          (Note A)
                                                   ------------       --------
         El Paso Electric Company,
          12.02%, 12/15/99 ......................  $ 8,000,000   $    8,630,000
         El Paso Electric Company,
          12.63%, 12/01/05 ......................   23,700,000       25,833,000
         El Paso Electric Company,
          13.25%, 5/01/94 .......................    2,812,000        3,121,320
         El Paso Funding Corp.,
          10.375%, 1/02/11 ......................    2,500,000        1,700,000
         El Paso TX Housing Finance Corp.,
          8.88%, 10/15/96 .......................    9,355,000          888,725
      *  Louisiana Agriculture Finance
          Authority, 8.25%, 10/01/96 ............    3,450,000          336,375
      *  Louisiana Agriculture Finance
          Authority, 8.80%, 10/01/96 ............      775,000           75,563
      *  Louisiana Housing Finance
          Authority, 8.61%, 8/01/96 .............   11,530,000        1,124,175
      *  Memphis TN Health Facilities,
          8.68%, 9/15/96 ........................    7,110,000          693,225
      *  Metallurg Inc., Bank Claim .............    8,635,849        5,440,584
      *  Metallurg Inc., Bank Claim #2 ..........    5,780,806        2,731,431
      *  Metallurg Inc., Trade Claim ............    1,610,968          289,974
      *  Southeast Texas Housing Finance
          Authority, 8.60% 9/01/96 ..............      200,000           19,000
         Tiphook Finance Corp.,
          8.00%, 3/15/00 ........................    6,731,000        4,980,940
         Tiphook Finance Corp.,
          Lease Claim GBP .......................      454,104          580,984
      *  UNR Industries, Inc.,
          Promissory Note .......................    4,250,000            4,250
                                                                 --------------
                                                                     99,666,329
                                                                 --------------
   COMPANIES IN LIQUIDATION (0.16%)
   (A)*  Aerospace Creditors
          Liquidating Trust, Certificates
          of Beneficial Interest ................      279,703          961,479
   (A)*  Americana Hotels & Realty Corp. ........      325,300        1,057,225
      *  Apco Oil Corp. .........................        9,200            2,300
   (A)*  City Investing Co.,
          Liquidating Trust .....................    4,314,037        4,044,410
      *  MBO Properties Inc. ....................      167,437          418,592
      *  MCorp Financial Trust, Claim Units .....       64,189          887,506
      *  MCorp Trust, Claim Units ...............       64,172          187,235
   (A)*  Management Assistance, Inc.,
          Liquidating Trust .....................    1,358,500          551,959
      *  Roeser & Pendelton .....................        2,800            3,388
      *  San Juan Racing Association, Inc. ......      378,790          204,546
                                                                 --------------
                                                                      8,318,640
                                                                 --------------

                                                    Principal
                                                      Amount
                                                   ------------
UNITED STATES GOVERNMENT AND
  GOVERNMENT AGENCY OBLIGATIONS (24.29%)
   U.S. Government Agency Obligations (3.90%)
         Federal Home Loan Bank System,
          5.725%, 7/25/96 .......................  $25,000,000       24,999,450
          5.73%, 7/25/96 ........................   25,000,000       25,000,900
          6.14%, 8/01/97 ........................   20,000,000       19,989,200
         Federal Home Loan Mortgage
          Corp., 5.17%, 3/24/97 .................   14,000,000       13,960,184
         Federal National Mortgage
          Association,
          Floating Rate, 2/16/96 ................   20,000,000       19,992,000
          6.86%, 2/28/96 ........................   14,000,000       14,043,750
          5.83%, 6/06/96 ........................   11,100,000       11,126,928
          5.50%, 6/12/96 ........................    6,900,000        6,907,479
          5.76%, 9/03/96 ........................    9,800,000        9,827,563
          5.41%, 12/06/96 .......................   24,650,000       24,665,417
          6.14%, 7/29/97 ........................   25,000,000       25,033,300
       Tennessee Valley Authority,
          6.00%, 1/15/97 ........................    8,500,000        8,551,603
                                                                 --------------
                                                                    204,097,774
                                                                 --------------
   U.S. Treasury Notes (1.07%)
          6.875%, 10/31/96 ......................   40,000,000       40,537,440
          7.250%, 11/30/96 ......................   15,000,000       15,267,180
                                                                 --------------
                                                                     55,804,620
                                                                 --------------
   U.S. Government Agency Discount Notes (18.45%)
         Federal Farm Credit Bank,
          5.955%, 3/01/96 .......................   14,000,000       13,874,462
          5.330%, 9/13/96 .......................   14,000,000       13,478,332
         Federal Home Loan Bank System,
          5.910%, 1/17/96 .......................    2,300,000        2,293,958
          5.600%, 1/18/96 .......................    3,600,000        3,590,480
          5.510%, 1/22/96 .......................    4,000,000        3,987,143
          5.550%, 2/05/96 .......................   14,000,000       13,924,458
          5.530%, 2/12/96 .......................    7,800,000        7,749,677
          5.540%, 2/22/96 .......................    3,300,000        3,273,592
          5.420%, 2/29/96 .......................    4,600,000        4,559,140
          5.360%, 3/15/96 .......................    4,300,000        4,251,122
          5.400%, 3/18/96 .......................    4,600,000        4,545,591
          5.420%, 3/18/96 .......................   11,600,000       11,462,796
          5.990%, 4/18/96 .......................    3,000,000        2,952,121
          5.990%, 4/19/96 .......................   10,300,000       10,132,223
          5.390%, 5/01/96 .......................    9,000,000        8,836,651
          5.330%, 6/06/96 .......................    8,300,000        8,108,155

                                                     Principal          Value
                                                      Amount          (Note A)
                                                   ------------       --------
         Federal Home Loan Mortgage Corp.,
          5.530%, 2/15/96 .......................  $   600,000   $      595,853
          5.700%, 4/01/96 .......................   10,800,000       10,653,940
         Federal National Mortgage Association,
          5.500%, 1/09/96 .......................    1,200,000        1,198,533
          5.360%, 1/12/96 .......................    1,800,000        1,797,052
          5.430%, 1/16/96 .......................      700,000          698,416
          5.440%, 1/22/96 .......................    2,800,000        2,791,115
          6.000%, 2/08/96 .......................    9,800,000        9,737,934
          5.530%, 2/13/96 .......................   24,100,000       23,940,813
          5.460%, 2/14/96 .......................   13,200,000       13,111,913
          5.480%, 3/01/96 .......................    5,200,000        5,153,372
          5.410%, 3/08/96 .......................    1,000,000          989,707
          5.440%, 3/08/96 .......................    7,100,000        7,026,927
          5.420%, 3/12/96 .......................   18,000,000       17,809,003
          5.420%, 3/13/96 .......................   24,000,000       23,734,561
          5.470%, 3/14/96 .......................   18,300,000       18,096,650
          5.450%, 3/15/96 .......................   38,800,000       38,358,961
          5.520%, 3/28/96 .......................    1,300,000        1,283,192
          5.370%, 4/04/96 .......................   21,400,000       21,099,372
          5.420%, 4/05/96 .......................   10,800,000       10,648,670
          5.420%, 4/09/96 .......................   22,100,000       21,765,738
          5.350%, 4/11/96 .......................   22,700,000       22,349,716
          5.910%, 4/12/96 .......................   23,000,000       22,641,591
          5.360%, 4/19/96 .......................    7,100,000        6,981,764
          5.430%, 5/03/96 .......................   28,900,000       28,366,795
          5.260%, 5/07/96 .......................   28,700,000       28,153,265
          5.400%, 5/09/96 .......................    2,400,000        2,353,560
          5.530%, 5/13/96 .......................    3,700,000        3,626,185
          5.580%, 5/13/96 .......................    7,600,000        7,448,380
          5.390%, 5/17/96 .......................   20,000,000       19,589,000
          5.610%, 5/17/96 .......................    2,400,000        2,350,680
          5.290%, 5/24/96 .......................   25,900,000       25,340,560
          5.575%, 5/24/96 .......................   20,000,000       19,568,000
          5.320%, 6/03/96 .......................   30,500,000       29,795,450
          5.280%, 6/04/96 .......................   13,600,000       13,289,662
          5.190%, 6/10/96 .......................   42,300,000       41,297,363
          5.390%, 6/14/96 .......................   13,300,000       12,976,916
          5.570%, 6/17/96 .......................   10,800,000       10,532,883

                                                       Number
                                                     of Shares
                                                   or Principal
                                                      Amount   )
                                                   ------------
          5.260%, 7/02/96 .......................  $ 6,200,000        6,033,276
          5.220%, 7/19/96 .......................   24,400,000       23,685,617
          5.250%, 7/22/96 .......................   14,800,000       14,360,188
          5.140%, 7/26/96 .......................   11,500,000       11,156,817
          5.290%, 7/26/96 .......................    9,000,000        8,731,422
          5.190%, 8/05/96 .......................   35,600,000       34,469,130
          5.240%, 8/05/96 .......................   39,500,000       38,245,243
          5.580%, 8/09/96 .......................   14,900,000       14,417,955
          5.160%, 8/15/96 .......................   20,000,000       19,335,400
          5.500%, 8/15/96 .......................    5,000,000        4,833,850
          5.240%, 8/30/96 .......................   34,200,000       32,995,339
          5.140%, 9/16/96 .......................   30,000,000       28,869,030
          5.310%, 9/27/96 .......................    9,700,000        9,314,425
          5.220%, 10/01/96 ......................   17,000,000       16,314,237
          5.120%, 10/15/96 ......................   50,000,000       47,880,000
          5.140%, 11/20/96 ......................   10,600,000       10,094,380
                                                                 --------------
                                                                    964,909,702
                                                                 --------------
   U.S. Treasury Bills (0.87%)
          6.590%, 1/11/96 .......................    6,000,000        5,989,017
          5.440%, 3/07/96 .......................    6,300,000        6,244,213
          5.340%, 4/04/96 .......................    4,100,000        4,047,114
          5.290%, 8/22/96 .......................    9,900,000        9,577,607
          5.340%, 8/22/96 .......................      600,000          580,461
          5.285%, 9/19/96 .......................    3,500,000        3,373,150
          5.335%, 9/19/96 .......................   16,100,000       15,516,488
                                                                 --------------
                                                                     45,328,050
                                                                 --------------
        TOTAL INVESTMENTS
           IN SECURITIES (99.56%)                                $5,206,469,536
                                                                 ==============

   SECURITIES SOLD SHORT (0.52%)
      *  Disney (Walt) Co. ......................       13,800   $      814,200
      *  First Bank System, Inc. ................      111,800        5,548,075
      *  Pacific Telesis Group ..................      192,800        6,482,900
      *  Paine Webber Group Inc. ................       63,500        1,270,000
      *  Rite Aid Corp. .........................       71,200        2,438,600
      *  Union Pacific Resources Group Inc. .....      359,400        9,119,775
      *  United States Cellular Corp. ...........       48,400        1,633,500
                                                                 --------------
                                                                 $   27,307,050
                                                                 ==============

                                                     Number of          Value
                                                     Contracts        (Note A)
                                                   ------------       --------
   OPTIONS WRITTEN (0.00%)
      *  First Bank System, Inc.,
          January/50/Put ........................          110   $       14,438
                                                                 ==============

*    Non-income producing securities.
(A)  Affiliated issuers.
(R)  Restricted securities.

     The percentage shown for each investment category is the total value of that category expressed as a percentage of total net assets of the Fund.

     See notes to financial statements.


     Currency Type Abbreviations:

     Principal amount is stated in United States dollars unless otherwise noted.

     GBP -- British pound
     CAD -- Canadian dollar
     NLG -- Dutch guilder
     FRF -- French franc
     DEM -- German Deutsche mark
     NOK -- Norwegian krone
     ESP -- Spanish peseta
     SEK -- Swedish krona
     CHF -- Swiss franc

     Distribution of investments by country:

     As a percentage of total investments in securities
     United States ................................    84.4%
     Sweden .......................................     6.4
     Netherlands ..................................     4.5
     United Kingdom ...............................     1.8
     Canada .......................................     1.7
     Others (individually less than 1%) ...........     1.2
                                                      -----
     Total ........................................   100.0%
                                                      =====

                                                         MUTUAL SHARES FUND
                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 1995

                                                               ASSETS

Investments in Securities, at Value
     Unaffiliated Issuers (Cost $4,046,088,184) ..................................           $4,733,620,310
     Controlled Affiliated Issuers (Cost $62,329,500) ............................               62,807,441
     Non Controlled Affiliated Issuers (Cost $196,210,003) .......................              410,041,785         $ 5,206,469,536
                                                                                             --------------
Receivables:
     Investment Securities Sold ..........................................................................               68,049,677
     Capital Stock Subscribed ............................................................................                6,741,657
     Dividends ...........................................................................................                5,036,427
     Interest ............................................................................................                4,068,265
Deposits with Brokers for Securities Sold Short ..........................................................               21,458,131
                                                                                                                    ---------------
         TOTAL ASSETS ....................................................................................            5,311,823,693
                                                                                                                    ---------------
                                                             LIABILITIES
Payables:
     Investment Securities Purchased .....................................................................               32,427,273
     Net Payable for Foreign Currency Exchange Contracts .................................................               16,967,627
     Investment Advisory Fee .............................................................................                2,569,110
     Capital Stock Repurchased ...........................................................................                  691,269
     Accrued Expenses and Other Liabilities ..............................................................                2,273,009
Securities Sold Short, at Value (Proceeds Receivable $26,231,320) ........................................               27,307,050
Outstanding Options Written, at Value (Premium Received $13,832) .........................................                   14,438
                                                                                                                    ---------------
         TOTAL LIABILITIES ...............................................................................               82,249,776
                                                                                                                    ---------------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK .......................................................          $ 5,229,573,917
                                                                                                                    ===============
NUMBER OF SHARES OUTSTANDING
     (Authorized -- 200,000,000 Shares, $.001 Par Value) .................................................               60,491,264
                                                                                                                    ===============
NET ASSET VALUE PER SHARE
     (Offering and Redemption Price Per Share) ...........................................................          $         86.45
                                                                                                                    ===============
                                                      COMPOSITION OF NET ASSETS

Paid in Capital ..........................................................................................          $ 4,178,667,270
Distributions in Excess of Net Investment Income .........................................................              (12,074,214)
Accumulated Net Realized Gain on Investments and Foreign Currency Transactions ...........................              179,160,512
Net Unrealized Appreciation of Investments, Securities Sold Short and Options Written ....................              900,765,513
Net Unrealized Depreciation of Foreign Currency Exchange Contracts and Dividends .........................              (16,945,164)
                                                                                                                    ---------------
         TOTAL NET ASSETS ................................................................................          $ 5,229,573,917
                                                                                                                    ===============

See notes to financial statements.

                                                         MUTUAL SHARES FUND
                                                       STATEMENT OF OPERATIONS
                                                    YEAR ENDED DECEMBER 31, 1995
INVESTMENT INCOME:
Income:
     Interest ..........................................................................     $74,833,001
     Dividends -- Unaffiliated Issuers
        (Net of Foreign Withholding -- $1,509,892) .....................................      61,395,746
     Dividends -- Non Controlled Affiliated Issuers
        (Net of Foreign Withholding-- $49,422) .........................................       5,619,509
     Other Income ......................................................................       3,315,964
                                                                                             -----------
TOTAL INCOME ...........................................................................                             $145,164,220
Expenses:
     Investment Advisory Fee ...........................................................      27,500,952
     Shareholder Servicing Costs .......................................................       1,750,539
     Administrative ....................................................................       1,392,294
     Custodian Fees ....................................................................         465,628
     Shareholder Reports ...............................................................         145,550
     Legal Fees ........................................................................         136,039
     Registration and Filing Fees ......................................................         119,911
     Insurance .........................................................................         113,346
     Auditing Fees .....................................................................         102,563
     Directors' Fees and Expenses ......................................................          73,850
     Miscellaneous .....................................................................          80,280
                                                                                             -----------
TOTAL EXPENSES .........................................................................                               31,880,952
                                                                                                                   --------------
                NET INVESTMENT INCOME ..................................................                              113,283,268
                                                                                                                   --------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     Net Realized Gain on Investments and Foreign Currency Transactions
       in Unaffiliated Issuers .........................................................                              636,146,715
     Net Realized Gain on Investments in Non Controlled Affiliated Issuers .............                               50,251,044
     Net Realized Gain on Securities Sold Short ........................................                               23,920,792
     Net Realized Gain on Options Written ..............................................                                1,442,277
     Change in Unrealized Appreciation/(Depreciation) of Investments,
       Securities Sold Short, Options Written and Foreign Currency Transactions ........                              311,202,838
                                                                                                                   --------------
                NET GAIN ON INVESTMENTS ................................................                            1,022,963,666
                                                                                                                   --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .............................................                           $1,136,246,934
                                                                                                                   ==============

See notes to financial statements.

                                                         MUTUAL SHARES FUND
                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                                                                    Year Ended December 31,
                                                                                                    -----------------------
                                                                                                  1995                    1994
                                                                                             ---------------        ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
     Net Investment Income ...........................................................       $   113,283,268        $    65,310,934
     Net Realized Gain on Investments and Foreign Currency Transactions ..............           711,760,828            300,838,284
     Change in Unrealized Appreciation/(Depreciation) of Investments .................           311,202,838           (207,783,264)
                                                                                             ---------------        ---------------
         NET INCREASE IN NET ASSETS
            FROM OPERATIONS ..........................................................         1,136,246,934            158,365,954
                                                                                             ---------------        ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net Investment Income ...........................................................          (102,773,385)           (59,961,192)
     Net Realized Gain on Investments ................................................          (674,837,860)          (203,646,835)
                                                                                             ---------------        ---------------
         TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................................          (777,611,245)          (263,608,027)
                                                                                             ---------------        ---------------
CAPITAL STOCK TRANSACTIONS ...........................................................         1,125,212,286            323,892,257
                                                                                             ---------------        ---------------
NET INCREASE IN NET ASSETS ...........................................................         1,483,847,975            218,650,184
NET ASSETS:
     Beginning of Year ...............................................................         3,745,725,942          3,527,075,758
                                                                                             ---------------        ---------------
     End of Year -- Including Distributions in Excess of Net Investment
       Income of $12,074,214 and Undistributed Net Investment Income of
       $1,522,586, respectively ......................................................       $ 5,229,573,917        $ 3,745,725,942
                                                                                             ===============        ===============

See notes to financial statements.

                               MUTUAL SHARES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

     Mutual Shares Fund is a portfolio of Mutual Series Fund Inc. (the "Series Fund"), which is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The Series Fund currently consists of four portfolios: Mutual Shares Fund, Mutual Qualified Fund, Mutual Beacon Fund and Mutual Discovery Fund. Each of these portfolios is considered to be a separate entity for financial reporting and Federal income tax purposes. The financial statements and notes include operations with respect to Mutual Shares Fund (the "Fund") only.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     Security Valuation: Investments in securities and securities sold short that are listed on an exchange or the NASDAQ national market or other securities traded in the over-the-counter market are valued at the last reported sales price on the day of valuation; however, if there are no sales on that day, such securities are valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by management under the direction of the Board of Directors. Fair value reflects what management believes is the bid price for the securities and is based on estimates and assumptions deemed relevant under the circumstances. Actual results could differ from these estimates. Temporary investments are valued at the prevailing market value.

     Restricted Securities: The Fund invests in securities which are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued at fair value as determined in good faith by management under the direction of the Board of Directors. It is the Fund's policy that no more than 15%, as determined at the time of investment, of the value of the Fund's assets be invested in restricted securities.

     Foreign Securities: The value of foreign securities is converted into U.S. dollars at the rate of exchange prevailing on the day of valuation. Purchases and sales of foreign securities, as well as income and expenses relating to such securities, are converted at the prevailing rate of exchange on the respective date of such transactions.

     Foreign Exchange Contracts: The Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in foreign currencies against fluctuations in relative value. Foreign Exchange contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Options Written: When the Fund writes an option, the premium received is recorded as a liability with subsequent daily adjustment to current market value. When the Fund enters into a closing transaction or the option expires or is exercised, the Fund realizes a gain or loss, and the liability is eliminated. All securities covering outstanding options are held in a segregated account by the custodian bank.

                               MUTUAL SHARES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995

     Securities Sold Short: The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

     The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a cash deposit with the broker having a value equal to a specified percentage of the value of the securities sold short.

     Securities Transactions and Investment Income: Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Interest income, including original issue discount, where applicable, is recorded on the accrual basis, except for bonds trading "flat", in which case interest is recorded when received.

     Dividends and Distributions to Shareholders: Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. During the year ended December 31, 1995, permanent book and tax differences of $24,106,683, relating to foreign currency transactions, was reclassified from distributions in excess of net investment income to accumulated net realized gains on investments and foreign currency transactions. Net investment income, net realized gain, and net assets were not affected by this change.

     Federal Income Taxes: The Fund qualifies, and intends to continue to meet the requirements for qualification, as a regulated investment company, as defined in applicable sections of the Internal Revenue Code ("Code"). By complying with Code provisions, the Fund is relieved from Federal income tax provided that substantially all of its taxable income is distributed to shareholders. Therefore, no Federal income tax provision has been provided.

NOTE B -- INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Heine Securities Corporation (the "Adviser") as its investment adviser under an investment advisory agreement (the "Agreement"). Certain individuals who are executive officers and a director of the Fund are also executive officers and a director of the Adviser.

     For the year ended December 31, 1995, the Adviser received fees of $27,500,952 for investment management and advisory services under the Agreement. The fee was paid monthly based on average daily net assets at the annual rate of six-tenths of one percent. Administrative personnel and services were provided at approximate cost by the Adviser.

     Clearwater Securities, Inc. ("Clearwater"), is a registered securities dealer which is owned by Michael F. Price. Since October 1, 1994, the Fund has executed certain security transactions with Clearwater. For the year ended December 31, 1995, the Fund paid brokerage commissions totalling $1,192,230 to Clearwater.

     The Fund has expense offset arrangements with certain of its service providers. The impact of these arrangements on the Fund's total expenses reflected in the Statement of Operations, is less than .01% of the Fund's average daily net assets.

                               MUTUAL SHARES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995

NOTE C -- INVESTMENT TRANSACTIONS

     Purchases and proceeds from the sale of investment securities (excluding short-term investments) for the year ended December 31, 1995 aggregated $3,144,620,845 and $3,230,271,024, respectively.

     For Federal income tax purposes, the identified cost of investments at December 31, 1995 was $4,306,000,087. Net unrealized appreciation for all securities at December 31, 1995, based on Federal income tax cost, amounted to $900,469,449, consisting of aggregate gross unrealized appreciation of $954,507,329 and aggregate gross unrealized depreciation of $54,037,880.

     Transactions in options written during the year ended December 31, 1995 were as follows:

                                                                                                   Principal
                                                                                                   Amount or
                                                                                                   Number of
                                                                                                   Contracts              Premium
                                                                                                   ---------              -------
     Options written .....................................................................           657,657           $  2,015,906
     Options expired .....................................................................          (219,555)              (517,341)
     Options terminated in closing transactions ..........................................          (264,535)            (1,182,057)
     Options exercised ...................................................................          (173,457)              (302,676)
                                                                                                    --------           ------------
     Options outstanding at December 31, 1995 ............................................               110           $     13,832
                                                                                                    ========           ============

NOTE D -- RESTRICTED SECURITIES

     A summary of the restricted securities held at December 31, 1995 follows:

                                                                                                   Acquisition
Name of Issuer                                                                                        Date                 Value
-------------                                                                                      -----------             -----
Common Stock & Other Equity Interests
   Kendall International, Inc., Residual Ownership Certificates ..........................           7/06/92            $      5,859
   Lancer Industries, Inc., Class B ......................................................           8/11/89                  43,591
   MSCW Investors I, L.L.C ...............................................................          12/27/95              62,807,441
   Sunbeam Corp. .........................................................................           2/23/90             145,960,005
Preferred Stock
   Interlake Corp., 9.00%, Series A3 Conv. Pfd. ..........................................           6/17/92               1,352,890
   Lancer Industries, Inc., Series C Pfd. ................................................           8/11/89              15,692,310
                                                                                                                        ------------
Total restricted securities: (Cost $110,893,302) (4.32% of Net Assets) ...................                              $225,862,096
                                                                                                                        ============

                                                         MUTUAL SHARES FUND
                                                   NOTES TO FINANCIAL STATEMENTS
                                                         DECEMBER 31, 1995
NOTE E -- INVESTMENT IN AFFILIATES*

                                       Balance of Shares                 Gross Sales   Balance of Shares   Value    Dividend Income
                                         Held Dec. 31,  Gross Purchases      and         Held Dec. 31,    Dec. 31,  Jan. 1-Dec. 31,
Name of Issuer:                             1994         and Additions   Reductions          1995          1995          1995
-------------------------------------    ----------      -------------   ----------       -----------    ---------    --------------
Controlled Affiliates**
MSCW Investors I, L.L.C .............            0       40,500,000             --         40,500,000   $ 62,807,441             --
                                                                                                        ============   ============

Non Controlled Affiliates
Aerospace Creditors
   Liquidating Trust, Certificates
   of Beneficial Interest ...........      279,703             --               --            279,703   $    961,479           --
Alexander's Inc. ....................      386,000             --               --            386,000     26,827,000           --
American President Companies, Ltd. ..    1,671,000          229,600        1,900,600                0          ***     $    476,540
Americana Hotels & Realty Corp. .....      325,300             --               --            325,300      1,057,225           --
City Investing Co.,
   Liquidating Trust ................    4,314,037             --               --          4,314,037      4,044,410           --
FHP International Corp. .............            0        2,121,100             --          2,121,100     60,451,350           --
Finova Group Inc. (A) ...............    1,166,200          370,600          191,700        1,345,100          ***        1,197,418
Fund American Enterprise
   Holdings, Inc. ...................      639,382           18,400             --            657,782     49,004,759        127,876
Genesee Corp., Class A ..............       15,911             --               --             15,911        700,084         31,026
Genesee Corp., Class B ..............      103,550             --               --            103,550      4,556,200        201,923
Glendale Federal Bank, FSB ..........    1,900,100             --        1,736,100            164,000          ***             --
Hexcel Corp. ........................            0        1,721,098             --          1,721,098     17,426,117           --
King Kullen Grocery Co., Class A ....       68,582             --           68,582                  0          ***           34,291
Kreisler Manufacturing Corp. ........       54,470             --               --             54,470        258,733           --
Lancer Industries, Inc., Class B ....            3             --               --                  3         43,591           --
Lancer Industries, Inc.,
   Series C Pfd. ....................      174,359             --               --            174,359     15,692,310      1,743,590
Litton Industries, Inc. .............    2,436,100             --        1,047,500          1,388,600          ***             --
Management Assistance, Inc.,
   Liquidating Trust ................    1,358,500             --               --          1,358,500        551,959           --
Seaboard Corp. ......................       76,450             --               --             76,450     20,555,494         76,450
Sunbeam Corp. (B) ...................   11,260,174             --               --         11,260,174    145,960,005        446,308
Van Melle NV ........................      889,440           16,172             --            905,612     61,951,069      1,284,087
White River Corp. ...................      316,841             --          316,841                  0          ***             --
                                                                                                        ------------   ------------
  Total Non Controlled Affiliates ...                                                                   $410,041,785   $  5,619,509
                                                                                                        ============   ============


  * Affiliated issuers, as defined in the Investment Company Act of 1940, are issuers in which the Fund held 5% or more of the outstanding voting securities.
 ** Issuer in which the Fund owns 25% or more of the outstanding voting securities.
***  As of December 31, 1995 no longer an affiliate.
(A)  Name changed from GFC Financial Corp.
(B)  Received in exchange for 40,563,332 shares of Sunbeam-Oster Equities L.P.

                               MUTUAL SHARES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995

NOTE F -- FOREIGN CURRENCY EXCHANGE CONTRACTS

     At December 31, 1995, the Fund had various contracts which obligate the Fund to deliver currencies at specified future dates. Open contracts were as follows:

                                                                                                     Net Unrealized
               Contracts to Deliver    In Exchange for      Settlement Date          Value     Appreciation/(Depreciation)
               --------------------    ---------------      ---------------          -----     ---------------------------
Sales
  CAD                55,772,720         $ 41,148,532            5/30/96          $ 40,852,372             $ 296,160
  CHF                29,844,056           25,248,778            3/07/96            26,030,009              (781,231)
  DEM                20,001,035           13,841,547            3/15/96            13,958,645              (117,098)
  ESP             1,846,414,906           14,792,621            2/16/96            15,105,143              (312,522)
  FRF               161,540,017           33,179,292            2/28/96            32,955,655               223,637
  GBP                56,809,730           87,634,540            2/16/96            88,005,430              (370,890)
  NLG               155,591,299           96,512,151            3/06/96            97,112,731              (600,580)
  NLG               163,547,460          101,746,584            6/17/96           102,625,226              (878,642)
  NOK                35,048,202            5,516,101            3/08/96             5,528,267               (12,166)
  SEK               908,254,798          126,121,288            2/15/96           136,015,012            (9,893,724)
  SEK             1,000,257,381          145,235,918            4/19/96           149,072,120            (3,836,202)
  SEK               692,674,704          102,465,832            5/15/96           103,037,555              (571,723)
                                        ------------                             ------------           -----------
                                        $793,443,184                             $810,298,165           (16,854,981)
                                        ============                             ============           ===========

Purchases
                    $ 4,006,263    CAD     5,453,120            5/30/96           $ 3,994,299               (11,964)
                     15,005,751    CHF    17,046,821            3/07/96            14,868,251              (137,500)
                      4,239,570    DEM     6,090,155            3/15/96             4,250,295                10,725
                     12,608,228    FRF    62,338,822            2/28/96            12,717,695               109,467
                     28,924,140    SEK   194,339,000            4/19/96            28,963,072                38,932
                     33,913,540    SEK   227,163,125            5/15/96            33,791,234              (122,306)
                    -----------                                                  ------------          ------------
                    $98,697,492                                                  $ 98,584,846              (112,646)
                    ===========                                                  ============          ------------
                                                                                                       ($16,967,627)
                                                                                                       ============

Currency type abbreviations are explained on page 10.

NOTE G -- CAPITAL STOCK

   Transactions in capital stock were as follows:

                                                                                  Year Ended December 31,
                                                                                  -----------------------
                                                                           1995                                   1994
                                                              -----------------------------        --------------------------------
                                                               Shares            Amount               Shares             Amount
                                                              ---------     ---------------        ------------     ---------------
Shares sold ........................................          7,891,894     $   708,857,120           4,221,359     $   350,125,428
Shares issued in reinvestment of dividends .........          8,345,334         718,907,620           3,120,056         243,941,875
Shares redeemed ....................................         (3,348,189)       (302,552,454)         (3,302,095)       (270,175,046)
                                                             ----------     ---------------           ---------     ---------------
     Net Increase ..................................         12,889,039     $ 1,125,212,286           4,039,320     $   323,892,257
                                                             ==========     ===============           =========     ===============

                                                         MUTUAL SHARES FUND
                                                        FINANCIAL HIGHLIGHTS

                            (Selected data for a share of capital stock outstanding throughout each year)

                                                                          Year Ended December 31,
                                        --------------------------------------------------------------------------------------------
                                         1995     1994     1993     1992     1991     1990      1989      1988      1987      1986
                                         ----     ----     ----     ----     ----     ----      ----      ----      ----      ----
Net Asset Value,
   Beginning of Year .................. $78.69   $80.97   $73.36   $64.49   $56.39   $67.16    $67.77    $57.83    $60.43    $57.57
                                        ------   ------   ------   ------   ------   ------    ------    ------    ------    ------
  Income from Investment
    Operations:
  Net Investment Income ...............   1.99     1.34     1.41     1.55     2.04     3.32      4.03      2.64      2.23      2.43
  Net Gains or Losses on Securities
    (realized and unrealized) .........  20.51     2.28    13.89    12.07     9.69    (9.86)     6.00     14.98      1.78      7.29
                                        ------   ------   ------   ------   ------   ------    ------    ------    ------    ------
  Total from Investment Operations ....  22.50     3.62    15.30    13.62    11.73    (6.54)    10.03     17.62      4.01      9.72
                                        ------   ------   ------   ------   ------   ------    ------    ------    ------    ------
  Less Distributions:
  Dividends (from net investment
    income) ...........................   1.93     1.34     1.38     1.59     2.00     3.34      4.09      2.63      2.52      2.34
  Distributions (from capital gains) ..  12.81     4.56     6.31     3.16     1.63      .89      6.55      5.05      4.09      4.52
                                        ------   ------   ------   ------   ------   ------    ------    ------    ------    ------
    Total Distributions ...............  14.74     5.90     7.69     4.75     3.63     4.23     10.64      7.68      6.61      6.86
                                        ------   ------   ------   ------   ------   ------    ------    ------    ------    ------
Net Asset Value,
   End of Year ........................ $86.45   $78.69   $80.97   $73.36   $64.49   $56.39    $67.16    $67.77    $57.83    $60.43
                                        ======   ======   ======   ======   ======   ======    ======    ======    ======    ======
Total Return* .........................  29.11%    4.53%   21.00%   21.33%   20.99%   (9.82)%   14.93%    30.69%     6.34%    16.99%
                                        ======   ======   ======   ======   ======   ======    ======    ======    ======    ======
Ratios/Supplemental Data:
Net Assets, End of Year (millions) .... $5,230   $3,746   $3,527   $2,913   $2,640   $2,521    $3,403    $2,551    $1,685    $1,403
Ratio of Expenses to Average Net Assets    .69%     .72%     .74%     .78%     .82%     .85%      .65%+     .67%+     .69%      .70%
Ratio of Net Investment Income to
  Average Net Assets ..................   2.47%    1.80%    1.90%    2.18%    3.08%    4.88%     5.57%+    4.16%+    3.32%     4.07%
Portfolio Turnover Rate ...............  79.32%   66.55%   48.78%   41.06%   47.89%   43.41%    71.54%    89.67%    77.72%   122.30%

* Total return includes changes in share price and reinvestment of dividends and capital gain distributions. The Fund's total return is a historical measure of past performance and is not intended to indicate future performance. Investment return and principal value will fluctuate; therefore the Fund's shares may become worth more or less than their original cost.

+ After  reduction of expenses by the  Investment  Adviser.  Had the  Investment
  Adviser not undertaken such action, the ratios of operating expenses and net investment income would have been .67% and 5.55% in 1989 and .74% and 4.09% in 1988.

                REPORT OF ERNST &YOUNG LLP, INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
MUTUAL SERIES FUND INC.

      We have audited the accompanying statement of assets and liabilities of Mutual Shares Fund, a portfolio of Mutual Series Fund Inc. ("Fund"), including the schedule of investments, as of December 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the nine years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Mutual Shares Fund for the year ended December 31, 1986 were audited by other auditors whose report dated January 23, 1987 expressed an unqualified opinion on those financial highlights.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers, or other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual Shares Fund, a portfolio of Mutual Series Fund Inc., at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the nine years in the period then ended, in conformity with generally accepted accounting principles.


                                        /s/ Ernst & Young LLP


Boston, Massachusetts
February 9, 1996

                             MUTUAL SERIES FUND INC.

                           51 John F. Kennedy Parkway
                          Short Hills, New Jersey 07078
                           1-800-448-3863 201-912-2100

                               BOARD OF DIRECTORS
                           Michael F. Price (Chairman)
                             Edward I. Altman, Ph.D.
                             Richard L. Chasse, M.D.
                                 Ann Torre Grant
                               Peter A. Langerman
                               Bruce A. MacPherson
                                Barry F. Schwartz
                           Vaughn R. Sturtevant, M.D.
                                 Robert E. Wade

                                    OFFICERS
                           Michael F. Price, President
                    Peter A. Langerman, Exec. Vice President
                        Jeffrey A. Altman, Vice President
                       Robert L. Friedman, Vice President
                          Raymond Garea, Vice President
                       Lawrence N. Sondike, Vice President
                          Edward J. Bradley, Treasurer
                      Stuart C. Pistol, Assistant Treasurer
                     Liz Cohernour, Gen. Counsel & Secretary
                         Lily Simo, Assistant Secretary

                              INDEPENDENT AUDITORS
                                Ernst & Young LLP
                              200 Clarendon Street
                                Boston, Ma. 02116

                                     COUNSEL
                      Skadden, Arps, Slate, Meagher & Flom
                                919 Third Avenue
                              New York, N.Y. 10022

                                    CUSTODIAN
                       State Street Bank and Trust Company
                               225 Franklin Street
                                Boston, Ma. 02110

                                 TRANSFER AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, De. 19809